Financial assets and liabilities	12 Months Ended
Dec. 31, 2024
Financial Assets And Liabilities
Financial assets and liabilities

13.	Financial assets and liabilities

13.1.	Trade and other receivables

	12-31-2024	12-31-2023
	ARS 000	ARS 000
Non-current:

Trade receivables - CAMMESA	136,639,896	336,615,393
Receivables from shareholders	100,334	41,523
Guarantee deposits	43	94
	136,740,273	336,657,010
Current:

Trade receivables - CAMMESA	178,987,440	299,140,789
Trade receivables - YPF S.A. and YPF Energía Eléctrica S.A.	5,092,572	5,970,441
Trade receivables - Large users	20,053,195	19,992,524
Trade receivables - Forest clients	2,785,866	4,335,837
Receivables from associates and other related parties	82,942	—
Other receivables	10,796,928	21,856,266
	217,798,943	351,295,857

Allowance for doubtful accounts (Note 13.1.1.)	(89,704)	(85,903)
	217,709,239	351,209,954

For the terms and conditions of receivables from related parties, refer to Note 18.

Trade receivables from CAMMESA accrue interest, once they become due.

The Company accrues interests on CVO receivables since the Commercial Approval date and according to the rate agreed in the CVO agreement, as described in Note 1.2.a).

Trade receivables related to large users accrue interest as stipulated in each individual agreement. The average collection term is generally from 30 to 90 days.

CVO receivables

As described in Note 1.2.a), in 2010 the Company approved the “CVO agreement” and as from March 20, 2018, CAMMESA granted the “Commercial Approval”.

Receivables under CVO agreement are disclosed under “Trade receivables - CAMMESA”.

As a consequence of the Commercial Approval and in accordance with the CVO agreement, the Company collects the CVO receivables converted in US dollars in 120 equal and consecutive installments.

CVO receivables are expressed in USD and they accrued LIBOR interest at a 5% rate. Due to the fact that as from June 30, 2023, the calculation and publication of the LIBO rate were suspended, for the purpose of determining the applicable interest this rate has been replaced by the Secured Overnight Financing Rate (SOFR) published by the CME (Chicago Mercantile Exchange) plus a fixed spread of 0.11448%.

During the years ended December 31, 2024, 2023 and 2022, collections of CVO receivables belonging to CPSA amounted to 79,625,354, 80,432,228 and 84,133,970, respectively. Also, collections of CVO receivables corresponding to the company Central Costanera S.A. amounted to 4,036,843 during the year ended December 31, 2024 and 3,343,168 during the period between the acquisition date of such company and December 31, 2023.

The information on the Group’s objectives and credit risk management policies is included in Note 19.

The breakdown by due date of trade and other receivables due as of the related dates is as follows:

			Past due
	Total	To due	<90 days	90-180 days	180-270 days	270-360 days	>360 days
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

12-31-2024	354,449,512	349,277,219	4,866,087	147,550	127,719	666	30,271
12-31-2024	687,866,964	654,528,215	33,110,182	157,171	39,300	22,939	9,157

13.1.1.	Allowance for doubtful accounts

	12-31-2024							12-31-2023
Item	At beginning	Increases		Decreases		Recoveries	At end	At end

Allowance for doubtful accounts - Trade and other receivables	85,903	52,743		(48,942	)(1)	—	89,704	85,903
Total 12-31-2024	85,903	52,743		(48,942)		—	89,704
Total 12-31-2023	117,097	69,970	(2)	(45,824	)(1)	(55,340)		85,903

(1)	Loss on net monetary position.
(2)	Includes 6.522 that were added to the Company’s equity through the business combinations described in Note 2.2.20.

13.2.	Trade and other payables

	12-31-2024	12-31-2023
	ARS 000	ARS 000
Non-current
Trade and other payables	674,904	—

Current
Trade and other payables	94,478,586	107,836,387
Payables to associates and other related parties	1,379,412	617,464
	95,857,998	108,453,851

Trade payables are non-interest bearing and are normally settled on 60-day terms.

The information on the Group’s objectives and financial risk management policies is included in Note 19.

For the terms and conditions of payables to related parties, refer to Note 18.

13.3.	Loans and borrowings

	12-31-2024		12-31-2023
	ARS 000		ARS 000
Non-current

Long-term loans for project financing (Notes 13.3.1, 13.3.2, 13.3.3, 13.3.4, 13.3.5, 13.3.6, 13.3.11, 13.3.12 and 13.3.13)	181,292,425	(1)	453,139,049	(1)
Corporate bonds - CPSA Program (Note 13.3.9)	48,720,132	(1)	170,479,159	(1)
	230,012,557		623,618,208
Current

Long-term loans for project financing (Notes 13.3.1,13.3.2, 13.3.3, 13.3.4, 13.3.5, 13.3.6, 13.3.11, 13.3.12 and 13.3.13)	74,374,017	(1)	99,813,888	(1)
Short-term loans for import financing (Note 13.3.14)	1,724,880		—
Corporate bonds - CPSA Program (Note 13.3.9)	52,934,291	(1)	2,682,036	(1)
Bank and investment accounts overdrafts	21,744,622		3,795,848
	150,777,810		106,291,772

(1)	Net of debt issuance costs.

13.3.1.	Loans from the IIC-IFC Facility

On October 20, 2017 and January 17, 2018, CP La Castellana S.A.U. and CP Achiras S.A.U. (both of which are subsidiaries of CPR), respectively, agreed on the structuring of a series of loan agreements in favor of CP La Castellana S.A.U. and CP Achiras S.A.U., for a total amount of USD 100,050,000 and USD 50,700,000, respectively, with: (i) International Finance Corporation (IFC) on its own behalf, as Eligible Hedge Provider and as an implementation entity of the Intercreditor Agreement Managed Program; (ii) Inter-American Investment Corporation (“IIC”), as lender on its behalf, acting as agent for the Inter-American Development Bank (“IDB”) and on behalf of IDB as administrator of the Canadian Climate Fund for the Private Sector in the Americas (“C2F”, and together with IIC and IDB, “Group IDB”, and together with IFC, “Senior Creditors”).

In accordance with the terms of the agreement subscribed by CP La Castellana S.A.U., USD 5 million accrue an interest rate equal to LIBOR plus 3.5%, and the rest at LIBOR plus 5.25%, until August 15, 2023. As a consequence of the suspension of the LIBOR rate, which occurred on June 30, 2023, CP La Castellana S.A.U., together with IDB Group and IFC amended the loan agreements on June 29, 2023, replacing the LIBOR rate with the Secured Overnight Financing Rate (SOFR) plus a fixed Credit Adjustment Spread (CAS) of 0.26161% applicable from August 15, 2023. The loan is amortizable quarterly in 52 equal and consecutive installments starting February 15, 2019.

In accordance with the terms of the agreement subscribed by CP Achiras, USD 40.7 million accrue a fixed interest rate equal to 8.05%, and the rest accrue a 6.77% fixed interest rate. The loan is amortizable quarterly in 52 equal and consecutive installments starting May 15, 2019.

As per the executed loan agreement and among other obligations undertaken, the subsidiaries CP La Castellana and CP Achiras have committed to maintain a Historical Senior Debt Service Coverage Ratio of at least 1.20:1.00 until the project’s termination date. Such ratio is calculated by dividing the addition of EBITDA for the most recent four financial quarters prior to the calculation date by the amount of all scheduled debt payments due in those four quarters.

In addition, as a guarantee of the obligations undertaken, the subsidiaries CP La Castellana and CP Achiras have a pledge in favor of IFC and IIC with a first degree recording on the financed assets.

Other related agreements and documents, such as the Guarantee and Sponsor Support Agreement (the “Guarantee Agreement” by which CPSA completely, unconditionally and irrevocably guaranted, as the main debtor, all payment obligations undertaken by CP La Castellana and CP Achiras until the projects reach the commercial operations date) hedging agreements, guarantee trusts, a mortgage, guarantee agreements on shares, guarantee agreements on wind turbines, direct agreements and promissory notes have been signed.

As of February 16, 2023, CP La Castellana and CP Achiras have fulfilled all the requirements and conditions to certify the occurrence of the project’s compliance date. As a result, the Guarantee Agreement posted by CPSA was released.

The Company also agreed to maintain, unless otherwise consented to in writing by each senior lender, ownership and control of the CP La Castellana and CP Achiras as follows: (i) until each project completion date, (a) it shall maintain (x) directly or indirectly, at least seventy percent (70%) beneficial ownership of CP La Castellana and CP Achiras; and (y) control of the CP La Castellana and CP Achiras; and (b) CP Renovables shall maintain (x) directly, ninety-five percent (95%) beneficial ownership of CP La Castellana and CP Achiras; and (y) control of CP La Castellana and CP Achiras. In addition, (ii) after each project completion date, (a) we shall maintain (x) directly or indirectly, at least fifty and one tenth percent (50.1%) beneficial ownership of each of CP La Castellana, CP Achiras and CP Renovables; and (y) control of each of CP La Castellana, CP Achiras and CP Renovables; and (b) CP Renovables shall maintain control of CP La Castellana and CP Achiras. Finally, there are certain requirements to be fulfilled in order to distribute dividends from CP La Castellana and CP Achiras.

As of December 31, 2024, the Group has met such obligations.

Under the subscribed trust guarantee agreement, as of December 31, 2024 and 2023, there are trade receivables with specific assignment amounting to 4,398,541 and 4,527,626, respectively.

As of December 31, 2024 and 2023, the balance of these loans amounts to 82,489,726 and 163,065,548, respectively.

13.3.2.	Borrowing from Kreditanstalt für Wiederaufbau (“KfW”)

On March 26, 2019 the Company entered into a loan agreement with KfW for an amount of up to USD 56 million to finance the acquisition of two gas turbines, equipment and related services for the Luján de Cuyo cogeneration unit project.

In accordance with the terms of the agreement, the loan accrues an interest rate equal to LIBOR plus 1.15%. As a consequence of the suspension of the LIBOR rate, which occurred on June 30, 2023, the Company and KfW amended the loan agreement on June 30, 2023, replacing the LIBOR rate with the Secured Overnight Financing Rate (SOFR) plus a fixed Credit Adjustment Spread (CAS) of 0.26161%. The loan is amortizable quarterly in 47 equal and consecutive installments starting six months after the commissioning of the gas turbines and equipment.

Pursuant to the loan agreement, among other obligations, CPSA has agreed to maintain a debt ratio of no more than 3.5:1.00 as of December 31 of each year. As of the date of issuance of these financial statements, the Company has complied with this requirement.

As of December 31, 2024 and 2023, the balance of this loan amounts to 23,522,026 and 53,420,697, respectively.

13.3.3.	Loan from Citibank N.A., JP Morgan Chase Bank N.A. and Morgan Stanley Senior Funding INC.

On June 12, 2019, the Company entered into a loan agreement with Citibank N.A., JP Morgan Chase Bank N.A. and Morgan Stanley Senior Funding INC. for USD 180 million to fund the acquisition of the Thermal Station Brigadier López.

According to the terms of the agreement, this loan accrued at a variable interest rate based on the LIBO rate plus a margin. Due to the suspension of the LIBO rate on June 30, 2023, the Company and Citibank N.A., JP Morgan Chase Bank N.A. and Morgan Stanley Senior Funding INC amended the loan agreement on August 16, 2023, replacing the LIBO rate with the Secured Overnight Financing Rate (SOFR) plus a Credit Adjustment Spread (CAS) of 0.26161% applicable from September 12, 2023.

Considering the restrictions imposed by the Argentine Central Bank (“BCRA”) described in Note 22, two amendments to the loan agreement were entered into on December 22, 2020 and June 15, 2021 to modify the amortization calendar to comply with BCRA requirements. As part of such amendments, the applicable interest rates were increased by 200 basic points and then by 125 basic points, and limitations were established for the payment of dividends as follows: no dividends could be paid during 2021, only up to USD 25 million could be paid during 2022, and only up to USD 20 million could be paid during 2023.

On October 19, 2023, the Company prepaid principal for an amount of USD 49,043,078, under the terms and conditions of the loan agreement. Since then, the principal owed amounted to USD 6,056,922 due in January 2024. This way, more than 80% of the loan was repaid. Therefore, as from that date, the dividend payment limitation from this loan was no longer effective.

As of December 31, 2023, the balance of this loan amounted to 10,708,306. The loan balance has been fully repaid at its due date.

13.3.4.	Loan from the IFC to the subsidiary Vientos La Genoveva S.A.U.

On June 21, 2019, Vientos La Genoveva S.A.U., a CPSA subsidiary, signed a loan agreement with IFC on its own behalf, as Eligible Hedge Provider and as an implementation entity of the Managed Co-Lending Portfolio Program (MCPP) administered by IFC, for an amount of USD 76.1 million.

Pursuant to the terms of the agreement signed with Vientos La Genoveva S.A.U., this loan accrued an interest rate equal to LIBOR plus 6.50% until August 15, 2023. As a consequence of the suspension of the LIBOR rate, which occurred on June 30, 2023, Vientos La Genoveva S.A.U. together with IFC amended this agreement on June 14, 2023, replacing the LIBOR rate with the Secured Overnight Financing Rate (SOFR) plus a fixed Credit Adjustment Spread (CAS) of 0.26161% applicable from August 15, 2023. The loan is amortizable quarterly in 55 installments starting November 15, 2020.

As per the executed loan agreement and among other obligations undertaken, the subsidiary Vientos La Genoveva S.A.U. has committed to maintain a Historical Senior Debt Service Coverage Ratio of at least 1.20:1.00 until the project’s termination date. Such ratio is calculated by dividing the addition of EBITDA for the most recent four financial quarters prior to the calculation date by the amount of all scheduled debt payments due in those four quarters.

In addition, as a guarantee of the obligations undertaken, the subsidiary Vientos La Genoveva S.A.U. has a pledge in favor of IFC with a first degree recording on the financed assets.

Other related agreements and documents, such as the Guarantee and Sponsor Support Agreement (the “Guarantee Agreement” by which CPSA fully, unconditionally and irrevocably guarantees, as the main debtor, all payment obligations undertaken by Vientos La Genoveva S.A.U until the project reaches the commercial operations date) hedging agreements, guarantee trusts, guarantee agreements on shares, guarantee agreements on wind turbines, direct agreements and promissory notes have been signed.

Pursuant to the Guarantee Agreement, among other customary covenants for this type of facilities, CPSA had committed, until the project completion date, to maintain (i) a leverage ratio of not more than 3.5:1.00; and (ii) an interest coverage ratio of not less than 2.00:1.00. In addition, CPSA, upon certain conditions, agreed to make certain equity contributions to Vientos La Genoveva S.A.U.

On November 29, 2024, Vientos La Genoveva S.A.U. has fulfilled all the requirements and conditions to prove the occurrence of the project’s compliance date. As a result, the Guarantee Agreement provided by CPSA was released.

Finally, there are certain requirements to be fulfilled in order to distribute dividends from Vientos La Genoveva S.A.U.

As of December 31, 2024, the Group has met such obligations.

Under the signed trust guarantee agreement, as of December 31, 2024 and 2023, there are trade receivables with specific assignments amounting to 2,288,195 and 12,026,288, respectively.

As of December 31, 2024 and 2023, the balance of the loan amounts to 58,517,410 and 109,261,043, respectively.

13.3.5.	Loan from Banco de Galicia y Buenos Aires S.A. to CPR Energy Solutions S.A.U.

On May 24, 2019, CPR Energy Solutions S.A.U. (subsidiary of CPR) signed a loan agreement with Banco de Galicia y Buenos Aires S.A. for an amount of USD 12.5 million to fund the construction of the wind farm “La Castellana II”.

According to the executed agreement, this loan accrues a fixed interest rate equal to 8.5% during the first year, which will be increased by 0.5% per annum until the sixty-first interest period. The loan is amortizable quarterly in 25 installments starting May 24, 2020.

As per the executed loan agreement, the subsidiary CPR Energy Solutions S.A.U. has committed to maintain: (i) a financial debt and EBITDA ratio lower than 2.25, and (ii) an EBITDA and financial debt service ratio higher than 1.10, both until the total payment of the owed amounts. As of June 29, 2024, the subsidiary obtained waivers to comply with the mentioned ratios and other contractual obligations in relation to the wind farm incident expenses included in Other operating expenses of the income statement for the year ended December 31, 2024. Finally, there are certain requirements that such subsidiary must fulfill for dividend payments.

In addition, as a guarantee of the obligations undertaken, the subsidiary CPR Energy Solutions S.A.U. has a pledge in favor of Banco de Galicia y Buenos Aires S.A. with a first degree recording on the financed assets.

Other agreements and related documents, such as the Collateral (in which CPSA fully, unconditionally and irrevocably guaranted, as the main debtor, all the payment obligations assumed by CPR Energy Solutions S.A.U. until total fulfillment of the guaranteed obligations or until the project reaches the commercial operation date, whichever it happens first) -, guarantee agreements on shares, guarantee agreements on wind turbines, promissory notes and other agreements have been executed.

On September 3, 2021, CPR Energy Solutions S.A.U. fulfilled all the requirements and conditions to certify the occurrence of the project’s compliance date. As a result, the Collateral provided by the Company was released.

As of December 31, 2024 and 2023, the balance of this loan amounts to 3,620,597 and 9,804,836, respectively.

13.3.6.	Loan from Banco Galicia y Buenos Aires S.A. to subsidiary Vientos La Genoveva II S.A.U.

On July 23, 2019, subsidiary Vientos La Genoveva II S.A.U. signed into a loan agreement with Banco de Galicia y Buenos Aires S.A. for an amount of USD 37.5 million.

According to the executed agreement, this loan accrued interest at LIBOR plus 5.95% As a consequence of the suspension of the LIBOR rate, which occurred on June 30, 2023, Vientos La Genoveva II S.A.U. and Banco de Galicia y Buenos Aires S.A. signed an amendment to the loan agreement on July 21, 2023, whereby the interest rate was changed to the Secured Overnight Financing Rate (SOFR) plus a fixed Credit Adjustment Spread (CAS) of 0.42826% applicable from July 24, 2023. The loan is amortizable quarterly in 26 installments starting on the ninth calendar month counted from the disbursement date.

Within the framework of the loan agreement, the subsidiary Vientos La Genoveva II S.A.U. has committed to maintain: (i) a financial debt and EBITDA ratio lower than 3.75 until the end of June 2025 and lower than 2.25 from that date onwards; and (ii) an EBITDA and financial debt service ratio higher than 1.00 until late June 2025 and higher than 1.10 from that date onwards, both until the total payment of the owed amounts. Finally, there are certain requirements that such subsidiary must fulfill for dividend payments. As of December 31, 2024, the subsidiary has met such obligations.

In addition, as guarantee of the obligations undertaken, the subsidiary Vientos la Genoveva II S.A.U. has a pledge in favor of Banco de Galicia Buenos Aires S.A. with a first degree recording on the financed assets.

Other agreements and related documents, like the Collateral (in which CPSA fully, unconditionally and irrevocably guaranted, as the main debtor, all the payment obligations assumed by Vientos La Genoveva II S.A.U. until total fulfillment of the guaranteed obligations or until the project reaches the commercial operation date, whichever happens first) -, guarantee agreements on shares, guarantee agreements on wind turbines, direct agreements and promissory notes have been signed.

On September 3, 2021, Vientos La Genoveva II S.A.U. fulfilled all the requirements and conditions to certify the occurrence of the project’s compliance date, as a result, the Collateral provided by the Company was released.

As of December 31, 2024 and 2023, the balance of this loan amounts to 11,204,220 and 29,122,858, respectively.

13.3.7.	Financial trust corresponding to Thermal Station Brigadier López

Within the framework of the acquisition of the Thermal Station Brigadier López, the Company assumed the capacity of trustee in the financial trust previously entered into by Integración Energética Argentina S.A., which was the previous owner of the thermal station. The financial debt balance at the transfer date of the thermal station was USD 154,662,725.

According to the provisions of the trust agreement, the financial debt accrued an interest rate equal to the LIBO rate plus 5% or equal to 6.25%, whichever is higher, and was amortized monthly. On April 5, 2022, this loan was paid in full.

Under the subscribed trust guarantee agreement, as of December 31, 2024 and 2023, there are trade receivables with specific assignment amounting to 884,757 and 1,926,679, respectively.

During December 2024, CPSA initiated an arbitration with the Buenos Aires Stock Exchange to recover the amounts corresponding to the reserve fund and proceed with the subsequent dissolution of the Trust.

13.3.8.	CP Manque S.AU. and CP Los Olivos S.A.U. Program of Corporate Bonds

On August 26, 2020, under Resolution No. RESFC-2020 - 20767 - APN.DIR#CNVM, the public offering of the Global Program for the Co-Issuance of Simple Corporate Bonds (not convertible into shares) by CP Manque S.A.U. and CP Los Olivos S.A.U. (both subsidiaries of CPR, and together the “Co-issuers”) for the amount of up to USD 80,000,000 was authorized.

Within the framework of the mentioned program, on September 2, 2020, Corporate Bonds Class I were issued for an amount of USD 35,160,000 at a fixed 0% interest rate expiring on September 2, 2023; and Corporate Bonds Class II were issued for 1,109,925 (nominal value) at a variable interest rate equivalent to the BADLAR rate, plus an applicable margin of 0.97% expiring on September 2, 2021. After both maturity dates, Corporate Bonds Class I and Class II were fully paid.

Finally, on June 26, 2024 and considering the decisions taken at the Special General Shareholders’ Meetings of the Co-Issuers dated May 13, 2024, CNV decided to cancel the authorization duly granted to the Co-Issuers for the Public Offering of their corporate bonds, the early cancellation of the mentioned global co-issuance program and the termination of CNV corporate control over the Co-Issuers.

13.3.9.	CPSA Notes Program

On July 31, 2020, the Special Shareholders’ Meeting of the Company approved the creation of a new global issuance program of corporate bonds for a maximum amount of up to USD 500,000,000 (or its equivalent in other currencies), which shall be issued at short, mid or long term, simple, not convertible into shares, under the terms of the Corporate Bonds Act (the “Program”). Moreover, the Board of Directors was granted the powers to determine and establish the conditions of the Program and of the corporate bonds to be issued under it provided they had not been expressly determined at the Shareholders’ Meeting. On October 29, 2020, CNV approved the creation of such program, which shall expire on October 29, 2025, in accordance with the regulations in force.

Within this program framework, the Company issued two types of corporate bonds. On the one hand, on September 17, 2023, the subscription and settlement of the Class A Corporate Bond (CB) took place, denominated, paid-in and payable in US dollars abroad. The characteristics of this CB are the following: i) face value issued: USD 37,232,818, ii) interest rate, determined by bidding: 7%, iii) periodicity of the interest coupon: semi-annual, iv) amortization: bullet, v) term: 30 months to be counted as from September 17, 2023 and vi) applicable law and deposit place: Argentina, Caja de Valores S.A. On the other hand, on October 17, 2023, subscription and settlement of the international bond denominated “10% Senior Notes due 2025” (Class B CB) took place. Such bond is denominated, paid-in and payable in US dollars abroad, under the Reg S scheme. The characteristics of this bond are the following: i) face value issued: USD 50,000,000, ii) interest rate, determined by bidding: 10%, iii) periodicity of the interest coupon: semi-annual, iv) amortization: bullet, v) term: 24 months to be counted as from October 17, 2023 and vi) applicable law and deposit place: New York, Euroclear.

Finally, on October 20, 2023, the Company decided to reopen the Class A CB. This procedure allows the Company to offer in the market security which replicates the conditions of the security already offered, incorporating the interest rate determined in the original offer (7%) and bidding the price. As a result of this process, the Company issued an additional USD 10,000,000 for the Class A CB, with an issuance price of 102.9%.

13.3.10.	CPSA´s Shares Buyback Program

On August 24, 2023, the Company's Board of Directors approved the creation of a new program for the acquisition of the shares issued by the Company as per the regulations in force, for a maximum amount of up to USD 10,000,000 or the lowest amount resulting from the acquisition until reaching 10% of the share capital and for a 180-calendar-day period counted as from the business day following the publication of the purchase in the market’s media, which shall be subject to any term renewal or extension.

The acquisition procedures may be conducted by the Company and/or its subsidiaries with a daily limit for operations of up to 25% of the average volume of daily transactions for the share in the markets in which it is listed, considering to such end the previous 90 trading business days. The maximum price to be paid for the shares is USD 8 per American Depositary Receipt (“ADR”) in the NYSE and up to a maximum of ARS 605 per share in BYMA, which was increased to ARS 800 per share as per the decision of the Company's Board of Directors on October 17, 2023. As of December 31, 2024, the Group acquired 2,552,027 of its own shares under the program for a total amount of 1,316,069.

The transactions conducted through this program have been recorded as acquisitions of treasury shares in accordance with IAS 32. Therefore, the consideration paid for such shares was directly recorded against Equity under the “Other equity accounts” item.

13.3.11.	Mitsubishi Corporation Loan

On November 29, 1996, the Company Central Costanera S.A. entered into an agreement with Mitsubishi Corporation for the installation of a combined cycle power station. The original agreement included a USD 192.5 million financing for 12 years from the provisional reception of the project, with an annual 7.42 % fixed rate and semiannual capital and interest amortization.

On October 27, 2014, Central Costanera S.A. and Mitsubishi Corporation agreed to the restructuring of this liability. Among the main restructuring conditions, the following stand out: accrued and accumulated interest forgiveness as of September 30, 2014 amounting to USD 66,061,897; the rescheduling of capital repayment for the amount of USD 120,605,058 for an 18-year term, with a 12-month grace period, which must be fully repaid before December 15, 2032; a minimum annual payment of USD 3,000,000 for principal, in quarterly installments; an annual 0.25% fixed rate; and certain dividend payment restrictions were agreed upon.

Considering the restrictions imposed by the Argentine Central Bank described in Note 22, several amendments to the loan agreement were entered into since September 30, 2020.

The loan considers certain financial restrictions, which as of December 31, 2024 have been fully met by Central Costanera S.A. Moreover, as a guarantee of the obligations undertaken, Central Costanera S.A. has a first degree recording pledge on the financed assets in favor of Mitsubishi Corporation. The amount of the pledge has varied depending on the refinancing obtained.

As of December 31, 2024 and 2023, the liabilities balance amounted to 34,480,916 and 74,326,341, respectively.

13.3.12.	Loan from Equinor Wind Power AS

As a result of the acquisition of the Guañizuil II A solar farm, the Group assumed the liabilities corresponding to the loan granted to the subsidiary CP Cordillera Solar S.A. (“CPCS”) by its previous shareholder Equinor Wind Power AS for a capital amount of USD 62,199,879 and interest amounting to USD 8,983,951. As collateral for this loan, CPCS timely granted a first-degree pledge over certain properties, plant, and equipment of said company in favor of Equinor Wind Power AS.

On October 18, 2023, both parties agreed to a refinancing plan for a period of 24 months from the refinancing date at an annual rate of 9%. Additionally, on that date, CPCS repaid a principal amount of USD 40 million with the funds obtained through the loan detailed in Note 13.3.13.

Moreover, as a result of the acquisition, the Group assumed the liabilities for the Junior Shareholder Loan Agreement granted to CPCS with a USD 1,768,897 balance, which on October 18, 2023, was refinanced at a 9% annual rate to be paid 24 months after the refinancing date.

On September 6 and October 7, 2024, both loans were fully repaid. As of December 31, 2023, the loan balance amounted to 31,869,295.

13.3.13.	Loan from Banco Santander International

On October 18, 2023, the subsidiary CPCS agreed to a financing agreement with Banco Santander International for an amount of USD 40 million at an annual rate of 6.5%, to be paid 24 months after the granting of the loan.

As of December 31, 2024 and 2023, the loan balance amounted to 41,831,547 and 71,374,013, respectively.

13.3.14.	Short-term loans for import financing

As of December 31, 2024, the subsidiary Vientos La Genoveva II S.A.U. had agreed to several short-term loans with Banco Santander S.A. (Uruguay) for a total amount of USD 1,353,776. These loans accrue interest at an effective annual rate of 7% with maturities between January 28, 2025, and March 9, 2025. As of the date of issuance of these financial statements, these loans have been fully repaid at its due dates.

The aforementioned loans are intended to finance the acquisition of trackers, panels and inverters and transformation centers to be installed in the San Carlos solar farm (see Note 20.10).

As of December 31, 2024, CPSA has several short-term loans with Banco Santander S.A. (Uruguay) for a total of USD 252,899 to finance the acquisition of equipment to be used in the Brigadier Lopez combined cycle closing project. These loans accrue interest at an effective annual rate of between 7% and 8%, with maturities between January 9, 2025, and April 30, 2025.

On November 4, 2024, the subsidiary Central Costanera S.A. signed a short-term loan with Banco Santander S.A. (Uruguay) for a total of USD 36,318 to finance the import of materials and equipment. This loan accrues interest at an effective annual rate of 7%, with a scheduled maturity date of May 5, 2025.

13.4.	Changes in liabilities arising from financing activities

	01-01-2024	Incorporation by acquisition of companies	Payments (1)	Non-cash transactions	Disbursements (2)	Other (3)	31-12-2024
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Non-current liabilities

Loans and borrowings	623,618,208	—	—	(260,433,723)	—	(133,171,928)	230,012,557

Current liabilities

Loans and borrowings	106,291,772	—	(139,594,652)	(157,778,832)	99,913,486	241,946,036	150,777,810

	01-01-2024	Incorporation by acquisition of companies	Payments (1)	Non-cash transactions	Disbursements (2)	Other (3)	31-12-2024
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Non-current liabilities

Loans and borrowings	306,793,547	44,524,487	—	(328,153,997)	151,703,215	448,750,956	623,618,208

Current liabilities

Loans and borrowings	123,325,354	82,252,388	(235,334,831)	(149,456,490)	8,671,600	276,833,751	106,291,772

(1)	As of December 31, 2024 and 2023, includes NON-CASH movements (payments through the TRUST), in ARS 4,930,248 and 4,233,242, respectively
(2)	As of December 31, 2024, includes NON-CASH movements (disbursements received through the pre-financing), in ARS 13,564,633
(3)	As of December 31, 2024 and 2023, includes paid interest in ARS 43,713,532 and 51,015,832, respectively

The “Non-cash transactions” column includes the income for exposure to change in purchasing power of currency (income on net monetary position), which amounted to 418,228,652 and 478,210,563 as of December 31, 2024 and 2023, respectively. The “Other” column includes the effect of reclassification of non- current portion to current due to the passage of time, the foreign exchange movement and the effect of accrued but not yet paid interest. The Group classifies interest paid as cash flows from financing activities.

13.5.	Quantitative and qualitative information on fair values

Information on the fair value of financial assets and liabilities by category

The following tables is a comparison by category of the carrying amounts and the relevant fair values of financial assets and liabilities.

	Carrying amount		Fair value
	12-31-2024	12-31-2023	12-31-2024	12-31-2023
	ARS 000	ARS 000	ARS 000	ARS 000

Financial assets

Trade and other receivables	354,449,512	687,866,964	354,449,512	687,866,964
Other financial assets	254,276,870	279,137,265	254,276,870	279,137,265
Cash and cash equivalents	3,842,404	29,333,834	3,842,404	29,333,834
Total	612,568,786	996,338,063	612,568,786	996,338,063

Financial liabilities

Loans and borrowings	380,790,367	729,909,980	380,762,336	729,053,923
Total	380,790,367	729,909,980	380,762,336	729,053,923

Valuation techniques

The fair value reported in connection with the abovementioned financial assets and liabilities is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The following methods and assumptions were used to estimate the fair values:

Management assessed that the fair values of current trade receivables approximate their carrying amounts largely due to the short-term maturities of these instruments.

The Group measures long-terms receivables at fixed and variable rates based on discounted cash flows. The valuation requires that the Group adopt certain assumptions such as interest rates, specific risk factors of each transaction and the creditworthiness of the customer.

Fair value of quoted debt securities, mutual funds, stocks and corporate bonds is based on price quotations at the end of each reporting period.

Fair value of loans and borrowings approximates their book value.

Fair value hierarchy

The following tables provides, by level within the fair value measurement hierarchy, as described in Note 2.2.2, the Company’s financial assets, that were measured at fair value on recurring basis as of December 31, 2024 and 2023:

	Fair value measurement using:
12-31-2024	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000

Assets measured at fair value

Financial assets at fair value through profit or loss:
Mutual funds	12,890,967	12,890,967	—	—
Public debt securities	225,195,695	225,195,695	—	—
Stocks and corporate bonds	1,179,100	1,179,100	—	—
Interest rate swap	6,634,213	—	6,634,213	—
Interest in companies (Note 20.8)	8,376,895	8,376,895	—	—
Total financial assets measured at fair value	254,276,870	247,642,657	6,634,213	—

	Fair value measurement using:
12-31-2023	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000

Assets measured at fair value

Financial assets at fair value through profit or loss:
Mutual funds	39,204,922	39,204,922	—	—
Public debt securities	223,594,222	223,594,222	—	—
Stocks and corporate bonds	5,537,481	5,537,481	—	—
Interest rate swap	10,800,640	—	10,800,640	—
Total financial assets measured at fair value	279,137,265	268,336,625	10,800,640	—

There were no transfers between hierarchies and there were not significant variations in assets values.

The information on the Group’s objectives and financial risk management policies is included in Note 19.

13.6.	Other financial assets

	12-31-2024	12-31-2023
	Book value	Book value
	ARS 000	ARS 000

CURRENT ASSETS

Financial assets at fair value through profit or loss

Public debt securities issued by the National Government	133,328,233	102,484,972
Public debt securities - T-Bills	91,867,462	45,822,256
Mutual funds	12,144,974	37,781,040
Stocks and corporate bonds	1,179,100	5,537,481
Interest rate swap	1,655,617	4,008,913
	240,175,386	195,634,662

NON-CURRENT ASSETS

Financial assets at fair value through profit or loss

Public debt securities - T-Bills	—	75,286,994
Mutual funds	745,990	1,423,882
Interest rate swap	4,978,596	6,791,727
Interest in companies - AbraSilver Resource Corp	8,376,895	—
	14,101,481	83,502,603
Financial assets at amortized cost

Unquoted shares:

- TSM	389,219	389,219
- TMB	471,151	471,151
	860,370	860,370
	14,961,851	84,362,973

The information on the objectives and financial risk management policies is included in Note 19.

13.7.	Financial assets and liabilities in foreign currency

	12-31-2024					12-31-2023
Account	Currency and amount (in thousands)		Effective exchange rate (1)		Book value	Currency and amount (in thousands)		Book value
					ARS 000			ARS 000
NON-CURRENT ASSETS

Trade and other receivables	USD	132,339	1,032.50	(2)	136,639,897	USD	191,195	336,615,409
Other financial assets	USD	12,979	1,029.00		13,355,197	USD	46,796	82,078,722
					149,995,094			418,694,131

CURRENT ASSETS

Cash and cash equivalents	USD	3,582	1,029.00		3,685,878	USD	14,046	24,636,364
	EUR	1	1,068.62		1,069	EUR	2	3,874
Other financial assets	USD	130,751	1,029.00		134,542,779	USD	66,180	116,079,914
Trade and other receivables	USD	112,540	1,032.50	(2)	116,197,550	USD	105,677	186,053,084
	USD	19,974	1,029.00		20,553,246	USD	18,607	32,636,252
					274,980,522			359,409,488
					424,975,616			778,103,619

NON-CURRENT LIABILITIES

Loans and borrowings	USD	277,409	1,032.00		286,286,088	USD	363,490	639,928,020
Trade and other payables	USD	2,142	1,032.00		2,210,544	USD	2,319	4,082,624
					288,496,632			644,010,644

CURRENT LIABILITIES

Loans and borrowings	USD	87,370	1,032.00		90,165,840	USD	60,002	105,633,902
Trade and other payables	USD	59,468	1,032.00		61,370,976	USD	38,950	68,571,867
	EUR	2,553	1,074.31		2,742,719	EUR	1,532	2,984,882
	SEK	1,832	94.36		172,858	SEK	202	35,637
					154,452,393			177,226,288
					442,949,025			821,236,932

USD: US dollar. EUR: Euro.

SEK: Swedish Crown.

(1)	At the exchange rate prevailing as of December 31, 2024 as per Banco de la Nación Argentina.
(2)	At the exchange rate according to Communication “A” 3500 (wholesale) prevailing as of December 31, 2024 as per the Argentine Central Bank.